Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Mortgage Servicing Rights (MSRs)
The table below presents changes in mortgage servicing rights for the years ended December 31, 2025, 2024, and 2023.

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Balance at beginning of year	$—	$1,738	$2,899
Originated mortgage servicing rights	—	—	39
Sale proceeds	—	(1,670)	—
Changes in fair value:
Due to changes in model inputs and assumptions (1)	—	—	(939)
Other changes in fair value (2)	—	(68)	(261)
Total changes in fair value	—	(68)	(1,200)
Balance at end of year	$—	$—	$1,738
(1)The change in fair value resulting from changes in valuation inputs or assumptions, reported in real estate servicing fees, net, used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)Other changes in fair value, reported in real estate servicing fees, net, reflect changes due to customer payments and passage of time.